Accounting considerations related to the SPAC Transaction - Narrative (Details) R$ in Thousands		12 Months Ended
	Feb. 27, 2023 warrant $ / shares shares	Jun. 30, 2024 BRL (R$) shares	Jun. 30, 2023 BRL (R$)	Jun. 30, 2022 BRL (R$)	Mar. 01, 2023 $ / shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | warrant	10,083,606
Warrants outstanding (in shares) | shares		10,083,592
Warrant liability | R$		R$ 22,421
Gain on changes in fair value of warrants | R$		14,024	R$ 3,756	R$ 0
Share price per share					$ 9.55
Forward share purchase agreement, number of shares to be purchased (in shares) | shares	2,830,750
Forward share purchase agreement, term after closing	24 months
Liability for FPA Shares | R$		R$ 168,862	R$ 0
Class B Ordinary Shares
Disclosure of detailed information about business combination [line items]
Number of founders shares (in shares) | shares	3,060,662	3,006,049
Number of ordinary shares issued to TPB acquisition corp shareholders (in shares) | shares	1,503,025
Founder shares, term	3 years
Founder shares, number of trading days	20 days
Founder shares, number of consecutive trading days	30 days
Class B Ordinary Shares | Vesting Condition, One
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share	$ 12.50
Vesting conditions percentage (in percent)	50.00%
Class B Ordinary Shares | Vesting Condition, Two
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share	$ 15.00
Vesting conditions percentage (in percent)	50.00%
Class B Ordinary Shares, Vested
Disclosure of detailed information about business combination [line items]
Expected volatility, founder shares (in percent)	54.40%
Risk free interest rate, founder shares (in percent)	4.51%
Class B Ordinary Shares, Vested | Vesting Condition, One
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share	$ 12.50
Share price per share	9.53
Class B Ordinary Shares, Vested | Vesting Condition, Two
Disclosure of detailed information about business combination [line items]
Founder shares, share price threshold per share	15.00
Share price per share	$ 8.53
Class B Ordinary Shares, Unvested
Disclosure of detailed information about business combination [line items]
Expected volatility, founder shares (in percent)	54.40%
Risk free interest rate, founder shares (in percent)	4.88%
Share price per share	$ 10.08
Founder shares, restricted term	3 months